GOODWILL (Tables)	12 Months Ended
Sep. 30, 2016
Goodwill

Goodwill is comprised of the following:

	Years ended September 30
	2015			2016
	Online education service	Start-up training service	Total	Online education service	Start-up training service	Software Sales service	Total
	US$	US$	US$	US$	US$	US$	US$
Gross amount
Beginning balance	5,863	1,826	7,689	5,662	1,767	—	7,429
Acquisition for the year	—	—	—	—	—	22,921	22,921
Exchange difference	(201)	(59)	(260)	(266)	(79)	(613)	(958)

Ending balance	5,662	1,767	7,429	5,396	1,688	22,308	29,392

Accumulated impairment loss	—	—	—	—	—	—	—

Goodwill, net	5,662	1,767	7,429	5,396	1,688	22,308	29,392